LONG-TERM INCENTIVE COMPENSATION (Details) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2017 shares	Dec. 29, 2018 USD ($) item shares	Dec. 30, 2017 USD ($) shares	Dec. 31, 2016 USD ($) $ / shares
Long-Term Incentive Compensation
Stock option granted | shares		0	0
Weighted-average fair value per share of options granted | $ / shares				$ 14.17
Total intrinsic value of stock options exercised		$ 2.7	$ 26.8	$ 31.7
Proceeds from exercises of stock options		1.0	22.0	71.0
Tax benefit associated with option exercises		0.6	10.1	$ 11.3
Weighted average assumptions
Risk-free interest rate				1.75%
Expected stock price volatility				24.58%
Expected dividend yield				2.58%
Expected option term				6 years 6 months
Marketing, general and administrative expense
Long-Term Incentive Compensation
Stock-based compensation expense		34.3	30.2	$ 27.2
Tax benefit		4.7	4.3	8.5
Long-term incentive units | Marketing, general and administrative expense
Long-Term Incentive Compensation
Cash-based awards compensation expense		12.4	36.6	23.8
Employee Service Cash Award Tax Benefit from Compensation Expense		$ 2.9	$ 8.3	$ 7.8
Stock Options
Long-Term Incentive Compensation
Option expiration period		10 years
Stock Options | Ratable vesting
Long-Term Incentive Compensation
Vesting period		4 years
Stock Options | Minimum
Long-Term Incentive Compensation
Purchase price of common stock as a percentage of its fair market value granted to non-employee directors and employees		100.00%
Market-leveraged stock units (MSUs)
Long-Term Incentive Compensation
Vesting period		4 years
Number of tranches represented by each vesting period | item		1
Number of tranches represented by the entire vesting period | item		4
Market-leveraged stock units (MSUs) | Ratable vesting
Long-Term Incentive Compensation
Vesting period		4 years
Market-leveraged stock units (MSUs) | Minimum | Ratable vesting
Long-Term Incentive Compensation
Shares issued (as a percent)		0.00%
Market-leveraged stock units (MSUs) | Maximum | Ratable vesting
Long-Term Incentive Compensation
Shares issued (as a percent)		200.00%
Market-leveraged long-term incentive units | Ratable vesting
Long-Term Incentive Compensation
Vesting period		4 years
Performance long-term incentive units | Cliff vesting
Long-Term Incentive Compensation
Vesting period		3 years
Performance long-term incentive units | Minimum | Cliff vesting
Long-Term Incentive Compensation
Shares issued (as a percent)		0.00%
Performance long-term incentive units | Maximum | Cliff vesting
Long-Term Incentive Compensation
Shares issued (as a percent)		200.00%
Performance Units (PUs) | Cliff vesting
Long-Term Incentive Compensation
Vesting period		3 years
Performance Units (PUs) | Minimum | Cliff vesting
Long-Term Incentive Compensation
Shares issued (as a percent)		0.00%
Performance Units (PUs) | Maximum | Cliff vesting
Long-Term Incentive Compensation
Shares issued (as a percent)		200.00%
Restricted Stock Units (RSUs) | Ratable vesting | Non-employee directors
Long-Term Incentive Compensation
Vesting period			1 year	3 years
Restricted Stock Units (RSUs) | Ratable vesting | Employees
Long-Term Incentive Compensation
Vesting period		4 years
Unvested Stock Options, Performance Units, Restricted Stock Units and Market-leveraged stock units (MSUs)
Long-Term Incentive Compensation
Unrecognized compensation cost related to share based compensation cost		$ 39.0
Unrecognized compensation cost weighted average recognition period		2 years
Equity Plan
Long-Term Incentive Compensation
Aggregate number of shares available under the plan | shares	5,400,000
Fungible share ratio | shares	1.5